Transactions With Related Parties	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Transactions With Related Parties
Transactions with related parties

Ferrellgas, L.P. has no employees and is managed and controlled by its general partner. Pursuant to Ferrellgas, L.P.’s partnership agreement, the general partner is entitled to reimbursement for all direct and indirect expenses incurred or payments it makes on behalf of Ferrellgas, L.P. and all other necessary or appropriate expenses allocable to Ferrellgas, L.P. or otherwise reasonably incurred by its general partner in connection with operating Ferrellgas, L.P.’s business. These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the condensed consolidated statements of earnings as follows:

	For the three months ended October 31,
	2015	2014
Operating expense	$56,010	$51,120

General and administrative expense	$7,093	$6,597

In connection with the closing of the Bridger Logistics acquisition, Ferrellgas issued common units to Bridger Marketing, LLC (now known as Jamex Marketing, LLC) and entered into a ten-year transportation and logistics agreement (the "TLA") with Jamex Marketing, LLC. As a result of that issuance, Jamex Marketing, LLC owned 9.5% of Ferrellgas Partners' limited partners' interest at October 31, 2015. Jamex Marketing, LLC, in connection with the TLA, enters into transactions with the operating partnership and its subsidiaries. Bridger provides crude oil logistics services for Jamex Marketing, LLC, including the transportation and storage of crude oil by truck, terminal and pipeline. During the three months ended October 31, 2015, Ferrellgas' total revenues and cost of sales from these transactions were $4.4 million and $0.6 million, respectively. There was no activity for the three months ended October 31, 2014. The amounts due from and due to Jamex Marketing, LLC at October 31, 2015, were $1.6 million and $0.3 million, respectively. The amounts due from and due to Jamex Marketing, LLC at July 31, 2015, were $4.8 million and $4.2 million, respectively.

See additional discussions about transactions with the general partner and related parties in Note F – Partners’ capital and Note N - Subsequent events.

Transactions with related parties

Ferrellgas, L.P. has no employees and is managed and controlled by its general partner. Pursuant to Ferrellgas, L.P.’s partnership agreement, the general partner is entitled to reimbursement for all direct and indirect expenses incurred or payments it makes on behalf of Ferrellgas, L.P. and all other necessary or appropriate expenses allocable to Ferrellgas, L.P. or otherwise reasonably incurred by its general partner in connection with operating Ferrellgas, L.P.’s business. These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the condensed consolidated statements of earnings as follows:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Operating expense	$55,856	$59,142	$115,036	$110,262

General and administrative expense	$7,247	$8,068	$14,340	$14,665

In connection with the closing of the Bridger acquisition, Ferrellgas Partners, L.P. issued common units to Bridger Marketing, LLC (now known as Jamex Marketing, LLC) and Ferrellgas, L.P. entered into a ten-year transportation and logistics agreement (the "TLA") with Jamex Marketing, LLC. As a result of that issuance, As of January 31, 2016, Jamex Marketing, LLC owned 6.6% (1) of Ferrellgas Partners' limited partners' interest. Jamex Marketing, LLC, in connection with the TLA, enters into transactions with Ferrellgas, L.P. and its subsidiaries. Bridger provides crude oil logistics services for Jamex Marketing, LLC, including the transportation and storage of crude oil by truck, terminal and pipeline.

During the three and six months ended January 31, 2016, Ferrellgas L.P.'s total revenues from these transactions were $5.7 million and $10.1 million, respectively. During the three and six months ended January 31, 2016, Ferrellgas L.P.'s total cost of sales from these transactions were $1.0 million and $1.6 million, respectively. There was no activity for the three months ended January 31, 2015. The amounts due from and due to Jamex Marketing, LLC at January 31, 2016, were $1.5 million and $0.1 million, respectively. The amounts due from and due to Jamex Marketing, LLC at July 31, 2015, were $4.8 million and $4.2 million, respectively.

See additional discussions about transactions with the general partner and related parties in Note H – Partners’ capital.

(1) Beneficially owned limited partner units are based on the most recent Schedule 13G or Schedule 13D SEC filing.

Transactions with related parties

Ferrellgas, L.P. has no employees and is managed and controlled by its general partner. Pursuant to Ferrellgas, L.P.’s partnership agreement, the general partner is entitled to reimbursement for all direct and indirect expenses incurred or payments it makes on behalf of Ferrellgas, L.P., and all other necessary or appropriate expenses allocable to Ferrellgas, L.P. or otherwise reasonably incurred by its general partner in connection with operating Ferrellgas, L.P.’s business. These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the consolidated statements of earnings as follows:

	For the year ended July 31,
	2015	2014	2013
Operating expense	$217,742	$216,657	$203,859

General and administrative expense	$27,278	$32,119	$30,053

In connection with the closing of the Bridger Logistics acquisition, Ferrellgas Partners issued common units to Bridger Marketing, LLC (now known as Jamex Marketing, LLC) and entered into a ten-year transportation and logistics agreement (the "TLA") with Jamex Marketing, LLC. As a result of that issuance, Jamex Marketing, LLC owns 9.5% of our outstanding common units; however, neither Jamex Marketing, LLC nor any of its affiliates has any interest in our general partner or its board of directors or any control of our business or policies. Jamex Marketing, LLC, in connection with the TLA, enters into transactions with the operating partnership and its subsidiaries. Bridger provides crude oil logistics services for Jamex Marketing, LLC, including the purchase, sale, transportation and storage of crude oil by truck, terminal and pipeline. During fiscal 2015, Ferrellgas, L.P.'s total revenues and cost of sales from these transactions were $9.4 million and $8.4 million, respectively. The amounts due from and to Jamex Marketing at July 31, 2015, were $4.8 million and $4.2 million, respectively.

See additional discussions about transactions with the general partner and related parties in Note I – Partners’ capital.